UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2013

Date of reporting period: August 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 55.1%

Agency Mortgage-Backed Obligations — 24.3%
FHLMC ARM (A)
3.420%, 03/01/36	$5,647	$6,060
2.382%, 10/01/35	2,400	2,546
2.375%, 06/01/35	4,719	5,032
FHLMC REMIC, Ser 2007-3335, Cl BF
0.389%, 07/15/19 (A)	1,806	1,806
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/40	4,205	4,531
FNMA ARM (A)
2.925%, 05/01/34	1,110	1,174
2.817%, 05/01/35	4,430	4,743
2.694%, 04/01/33	782	838
2.676%, 10/01/33	1,309	1,409
2.644%, 06/01/35	1,551	1,662
2.635%, 10/01/33	887	948
2.527%, 09/01/34	1,919	2,056
2.520%, 10/01/33	1,018	1,088
2.505%, 01/01/34	1,606	1,715
2.503%, 06/01/35	960	1,006
2.470%, 04/01/34	2,644	2,820
2.435%, 09/01/33	2,150	2,258
2.362%, 05/01/37	6,224	6,630
2.355%, 08/01/34	3,385	3,594
2.340%, 07/01/34	3,000	3,199
2.339%, 07/01/34	1,397	1,490
2.332%, 07/01/36	4,853	5,176
2.323%, 05/01/35	1,762	1,877
2.269%, 10/01/24	863	922
2.262%, 10/01/33	1,801	1,891
2.258%, 10/01/35	3,455	3,668
2.212%, 02/01/35	3,431	3,613
2.203%, 03/01/35	3,525	3,706
FNMA CMO REMIC, Ser 2007- 76, Cl PD
6.000%, 03/25/36	4,285	4,472
FNMA CMO REMIC, Ser 2011- 63, Cl FG
0.686%, 07/25/41 (A)	7,057	7,091
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/26	8,470	8,716
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/41 (A)	3,039	346
GNMA ARM (A)
2.016%, 12/20/60	3,848	4,066
1.680%, 09/20/60 to
11/20/60	4,845	4,949
1.408%, 11/20/60	4,048	4,104
1.347%, 12/20/60	4,362	4,439
GNMA CMO, Ser 2002-66, Cl FC
0.638%, 07/16/31 (A)	2,103	2,118
GNMA CMO, Ser 2005-93, Cl PA
5.500%, 06/20/33	915	937
GNMA CMO, Ser 2010-66, Cl A
1.869%, 09/16/27	6,341	6,399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2011-69, IO
5.000%, 03/20/36	$2,025	$145
GNMA CMO, Ser 2012-70, IO
0.961%, 08/16/52 (A)	17,537	1,222
GNMA CMO, Ser 2012-95, IO
1.047%, 02/16/53 (A)	3,900	350
GNMA CMO, Ser 2012-100, IO
0.885%, 08/16/52	13,000	965
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/22	7,767	7,911
NCUA Guaranteed Notes, Ser 2010-A1, Cl A
0.599%, 12/07/20 (A)	1,655	1,661
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.694%, 10/07/20 (A)	6,070	6,097
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.804%, 12/08/20 (A)	8,742	8,795
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.694%, 01/08/20 (A)	995	1,000
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.644%, 02/06/20 (A)	876	877
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.649%, 03/11/20 (A)	387	388
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.624%, 03/06/20 (A)	1,844	1,845
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.624%, 05/07/20 (A)	2,920	2,924

		159,275

Non-Agency Mortgage-Backed Obligations —30.8%
ABN Amro Mortgage, Ser 2003- 3, Cl B3
5.750%, 02/25/33 (B)	254	98
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.895%, 06/25/35 (A)	986	834
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/35 (C)	2,780	2,834
Banc of America Funding, Ser 2004-C, Cl 2A2
3.144%, 12/20/34 (A)	1,618	1,454
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.393%, 01/26/37 (A) (B)	2,943	2,797
Banc of America Funding, Ser 2010-R11A, Cl 4A6
4.823%, 11/26/36 (A) (B)	5,787	5,736

1

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	$1,928	$1,948
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/47	4,183	4,206
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-2, Cl A4
5.803%, 04/10/49 (A)	900	1,043
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.083%, 12/28/37 (A)	2,858	92
Bear Stearns Commercial Mortgage Securities, Ser 2003- T12, Cl A3
4.240%, 08/13/39 (A)	687	686
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A2
4.735%, 09/11/42	2,332	2,386
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.715%, 06/11/40 (A)	3,000	3,514
Bear Stearns Commercial Mortgage Securities, Ser 2007- T28, Cl F
5.966%, 09/11/42 (A) (B)	548	137
Bear Stearns Commercial Mortgage Securities, Ser 2007- T28, Cl G
5.966%, 09/11/42 (A) (B)	955	85
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.536%, 12/25/36 (A)	67	13
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.953%, 02/25/37 (A)	3,488	3,499
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/20	555	584
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/37	1,632	1,677
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.803%, 11/25/38 (A) (B)	4,969	5,068
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/18	2,536	2,621
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	39	39
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.636%, 08/25/33 (A)	453	437

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	$2,021	$2,058
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-18, Cl A1
6.000%, 10/25/34	897	943
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-5, Cl A6
5.500%, 03/25/35	249	249
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/35	2,107	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
2.802%, 02/20/36 (A)	129	5
Credit Suisse First Boston Mortgage Securities, Ser 2002- AR31, Cl 4A1
2.794%, 11/25/32 (A)	607	610
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Cl A4
5.695%, 09/15/40 (A)	2,308	2,578
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- MH1, Cl AF3
5.970%, 10/25/36 (B) (C)	2,860	2,942
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.439%, 07/10/44 (A) (B)	44,084	3,125
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.483%, 06/28/47 (A) (B)	961	956
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	3,761	3,952
Extended Stay America Trust, Ser 2010-ESHA, Cl XA1, IO
3.128%, 01/05/13 (A) (B)	94,305	747
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.781%, 02/25/48 (A) (B)	8,502	8,518
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.731%, 11/29/37 (A) (B)	2,134	2,129
First Horizon Alternative Mortgage Trust, Ser 2005- AA3, Cl 3A1
2.622%, 05/25/35 (A)	585	474
First Horizon Asset Securities, Ser 2003-8, Cl 1A3
5.000%, 10/25/33	2,540	2,578
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	1,134	1,136

2

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	$3,780	$4,318
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.699%, 12/10/43 (A) (B)	61,396	1,478
GS Mortgage Securities II, Ser 2011-ALF, Cl XA1, IO
3.566%, 02/10/21 (A) (B)	18,986	685
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.345%, 03/10/44 (A) (B)	47,936	2,490
GS Mortgage Securities II, Ser GG10, Cl A4
5.790%, 08/10/45 (A)	1,020	1,154
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.636%, 10/25/32	414	396
GSR Mortgage Loan Trust, Ser 2005-3F, Cl 1A2
5.500%, 03/25/35	121	121
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.860%, 01/25/35 (A)	874	828
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.943%, 04/25/35 (A)	1,355	1,106
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.431%, 11/19/34 (A)	204	162
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
1.987%, 06/20/35 (A) (B)	462	5
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.556%, 07/25/35 (A)	1,723	1,527
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.136%, 03/25/35 (A)	625	472
JPMorgan Alternative Loan Trust, Ser 2006-S3, Cl A2A
5.870%, 08/25/36 (C)	356	355
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CB12, Cl A3B
5.289%, 09/12/37 (A)	473	488
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP1, Cl A2
4.625%, 03/15/46	1,934	1,941
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A3A1
4.871%, 10/15/42	127	127
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, Cl A2
5.198%, 12/15/44	5,994	6,019

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010- CNTR, Cl XA, IO
2.057%, 08/05/32 (A) (B)	$15,031	$1,714
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C3, Cl XA, IO
1.550%, 02/15/46 (A) (B)	40,820	2,555
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
2.472%, 12/25/34 (A)	62	62
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/34	2,094	2,136
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
3.071%, 07/25/35 (A)	645	620
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.042%, 07/25/35 (A)	976	983
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/30	786	786
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	2,770	3,269
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.623%, 11/21/34 (A)	2,170	2,211
Master Asset Securitization Trust, Ser 2005-1, Cl 2A5
5.000%, 05/25/35	3,304	3,315
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/29 (A)	1,025	1,038
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.535%, 02/25/35 (A)	1,224	1,236
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.872%, 07/25/35 (A)	1,429	1,008
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
2.582%, 06/25/35 (A)	188	188
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A3
5.289%, 01/12/44 (A)	3,578	3,582
Morgan Stanley Capital I, Ser 2005-T19, Cl AAB
4.852%, 06/12/47	2,213	2,289
Morgan Stanley Capital I, Ser 2007-IQ13, Cl A4
5.364%, 03/15/44	1,000	1,135
Morgan Stanley Capital I, Ser IQ11, Cl A3
5.862%, 10/15/42 (A)	388	394
Morgan Stanley Capital I, Ser IQ14, Cl A4
5.692%, 04/15/49 (A)	1,700	1,918

3

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.963%, 11/25/34 (A)	$1,849	$1,654
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/38 (A)	2,979	2,933
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.496%, 08/25/33 (A)	2,796	2,851
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.747%, 08/25/22 (A)	1,964	1,815
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/33	395	410
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/19	2,977	3,039
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/33	732	778
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.037%, 10/20/27 (A)	2,930	2,891
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	1,253	1,297
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/42 (A)	5,268	5,417
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/57 (A) (B)	2,636	2,655
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/57 (A) (B)	3,538	3,535
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.806%, 04/25/35 (A)	3,134	2,603
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.975%, 09/25/44 (A)	1,659	1,605
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.383%, 07/25/45 (A)	3,851	3,537
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/37 (A)	4,065	3,783
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
4.587%, 09/25/37 (A)	3,779	3,493
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.562%, 05/10/45 (A) (B)	13,184	1,993
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A3
5.286%, 12/15/44 (A)	570	569

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A2
5.684%, 05/15/43 (A)	$8	$8
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.701%, 05/15/43 (A)	1,700	1,704
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/43	1,700	1,882
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.318%, 08/25/33 (A)	146	145
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.466%, 10/25/33 (A)	189	192
WaMu Mortgage Pass-Through Certificates, Ser 2004-RS2, Cl A1
5.000%, 11/25/33	1,171	1,177
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.636%, 01/25/45 (A)	655	580
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR10, Cl 1A1
2.469%, 09/25/35 (A)	762	762
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.556%, 08/25/45 (A)	1,532	1,365
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.597%, 10/25/45 (A)	601	566
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.496%, 11/25/45 (A)	1,880	1,627
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.525%, 12/25/45 (A)	965	824
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.555%, 10/25/36 (A)	2,161	1,607
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.390%, 04/25/47 (A)	6,175	3,957
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-12, Cl A1
4.750%, 11/25/18	764	792

4

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-N, Cl 1A1
4.565%, 12/25/33 (A)	$161	$165
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.897%, 05/25/34 (A)	935	957
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.909%, 08/25/34 (A)	5,068	5,289
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-3, Cl A11
5.500%, 03/25/36	1,196	1,228
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-7, Cl A38
6.000%, 06/25/37	195	189
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.163%, 02/15/44 (A) (B)	31,507	1,603

		202,376

Total Mortgage-Backed Securities (Cost $364,307) ($ Thousands)		361,651

ASSET-BACKED SECURITIES — 34.1%

Automotive — 5.7%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.990%, 01/15/15 (A) (B)	5,000	5,029
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	4,078	4,088
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	506	506
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/16	3,500	3,523
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/16	2,500	2,528
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.389%, 09/15/14 (A) (B)	5,855	5,858
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.839%, 02/15/16 (A)	5,000	5,033
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	712	714
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.389%, 01/15/15 (A) (B)	6,000	6,023

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/21 (B)	$4,000	$4,026

		37,328

Credit Cards — 2.6%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.410%, 04/17/17 (A)	4,250	4,257
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.719%, 06/15/20 (A) (B)	3,000	3,000
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.790%, 01/15/17 (A)	4,000	4,021
GE Capital Credit Card Master Note Trust, Ser 2011-3, Cl A
0.470%, 09/15/16 (A)	6,000	6,006

		17,284

Mortgage Related Securities — 6.7%
ACE Securities, Ser 2005-HE2, Cl M3
0.716%, 04/25/35 (A)	2,235	2,035
Argent Securities, Ser 2005-W2, Cl A2B1
0.435%, 10/25/35 (A)	1,061	1,034
Argent Securities, Ser 2006-W2, Cl A2B
0.425%, 03/25/36 (A)	1,610	598
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
0.986%, 03/25/34 (A)	326	171
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.406%, 03/25/36 (A)	2,707	2,045
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.586%, 06/28/44 (A)	1,542	1,445
Bear Stearns Asset-Backed Securities Trust, Ser 2005- HE5, Cl M1
0.686%, 06/25/35 (A)	1,117	1,099
Citicorp Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/37 (B) (C)	5,964	5,989
Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/34	88	94
Credit Suisse First Boston Mortgage Securities, Ser 2005- FIX1, Cl A2
4.310%, 05/25/35 (C)	351	345
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	807	796
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37 (C)	11,369	2,748

5

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2007-3, Cl M1
2.487%, 11/20/36 (A)	$3,000	$2,057
Indymac Residential Asset- Backed Trust, Ser 2005-A, Cl M1
0.705%, 03/25/35 (A)	1,844	1,814
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.285%, 08/25/33 (A)	195	189
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/35 (C)	6,974	6,987
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.466%, 02/25/36 (A)	1,824	1,683
Morgan Stanley ABS Capital I, Ser 2005-HE5, Cl A2C
0.575%, 09/25/35 (A)	1,724	1,677
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.655%, 03/25/35 (A)	528	473
Morgan Stanley ABS Capital I, Ser 2005-WMC3, Cl M3
0.941%, 03/25/35 (A)	467	428
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.335%, 10/25/36 (A)	4,065	2,038
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.661%, 02/25/33 (A)	115	87
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.236%, 04/25/33 (A)	98	60
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
0.676%, 11/25/35 (A)	1,077	823
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.446%, 12/25/35 (A)	2,058	1,960
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.335%, 02/25/37 (A)	796	420
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.556%, 01/25/36 (A)	2,800	2,287
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.068%, 12/25/33 (C)	983	989
Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
0.356%, 01/25/37 (A)	1,497	1,491
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI5
4.890%, 05/25/34 (A)	4	4

		43,866

Non-Agency Mortgage-Backed Obligations — 2.9%
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.873%, 01/21/38 (A) (B)	2,314	2,328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.201%, 11/25/34 (A)	$1,075	$1,083
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.909%, 02/25/37 (A)	587	595
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	3,869	3,903
GS Mortgage Securities II, Ser 2011-ALF, Cl C
3.563%, 02/10/21 (B)	2,250	2,293
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.799%, 08/12/41 (A)	2,755	2,889
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/45	361	367
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/19	676	704
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.605%, 09/25/34 (A)	3,412	3,482
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR7, Cl 2A1
5.084%, 05/25/35 (A)	1,297	1,320

		18,964

Other Asset-Backed Securities — 16.2%
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.811%, 01/25/35 (A)	1,879	1,872
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
0.686%, 03/25/35 (A)	1,644	1,587
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.435%, 05/25/35 (A)	368	366
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
4.971%, 11/25/35 (C)	1,868	1,867
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
4.971%, 11/25/35 (C)	4,518	4,514
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.456%, 12/25/35 (A)	4,106	3,884
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.466%, 01/25/36 (A)	305	304
Argent Securities, Ser 2005-W4, Cl A2C
0.536%, 02/25/36 (A)	380	373
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.556%, 10/25/35 (A)	1,468	1,426

6

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

, Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-3, Cl 1A6
4.707%, 06/25/32	$665	$669
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-5, Cl 1A6
4.597%, 01/25/15	2,330	2,354
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A6
4.585%, 11/25/34	2,814	2,828
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	1,158	1,184
Citigroup Mortgage Loan Trust, Ser 2004-OPT1, Cl M1
0.785%, 10/25/34 (A)	2,868	2,690
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.385%, 10/25/36 (A)	3,972	3,895
CNH Equipment Trust, Ser 2011- B, Cl A3
0.910%, 08/15/16	4,000	4,018
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/33 (A)	4,439	4,650
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/27 (A)	1,935	2,012
Conseco Financial, Ser 1996-6, Cl A6
7.950%, 09/15/27	767	785
Conseco Financial, Ser 1996-8, Cl A7
8.050%, 11/15/26 (A)	465	475
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/28 (A)	3,205	3,497
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/28	492	538
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/28	163	179
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/29 (A)	623	675
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.466%, 09/25/34 (A)	20	19
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF5, Cl M1
0.686%, 03/25/35 (A)	504	490
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF9, Cl A4
0.596%, 10/25/35 (A)	2,982	2,176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.485%, 06/25/36 (A)	$20,000	$535
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.356%, 09/25/26 (A)	477	82
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.366%, 12/25/26 (A)	191	23
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.956%, 06/25/35 (A)	326	322
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/20	1,571	1,583
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.605%, 07/25/45 (A)	10	10
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.615%, 09/25/35 (A)	235	233
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.816%, 11/25/35 (A)	2,766	2,274
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/40	2,594	2,643
Long Beach Mortgage Loan Trust, Ser 2005-2, Cl M2
0.695%, 04/25/35 (A)	502	501
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.556%, 11/25/35 (A)	5,405	4,995
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.485%, 12/25/35 (A)	4,894	4,186
Newcastle Investment Trust, Ser 2010-MH1, Cl A
4.500%, 07/10/35 (B)	3,426	3,505
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (B)	4,094	4,106
Origen Manufactured Housing, Ser 2005-B, Cl A4
5.910%, 01/15/37	708	743
Park Place Securities, Ser 2004- MHQ1, Cl M1
0.935%, 12/25/34 (A)	704	699
Park Place Securities, Ser 2004- WCW1, Cl M1
0.866%, 09/25/34 (A)	1,106	1,101
Park Place Securities, Ser 2004- WWF1, Cl M2
0.916%, 12/25/34 (A)	2,937	2,884

7

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities, Ser 2005- WCH1, Cl M2
0.755%, 01/25/36 (A)	$1,169	$1,090
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/34 (A)	5,096	5,127
Popular ABS Mortgage Pass- Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/35 (A)	1,144	1,177
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.716%, 08/25/35 (A)	2,807	2,693
Popular ABS Mortgage Pass- Through Trust, Ser 2006-D, Cl A2
0.395%, 11/25/46 (A)	539	470
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/32 (C)	1,078	1,060
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.425%, 02/25/36 (A)	1,364	1,214
SACO I, Ser 2005-9, Cl A1
0.736%, 12/25/35 (A)	2,288	1,373
SACO I, Ser 2005-WM3, Cl A1
0.755%, 09/25/35 (A)	1,186	515
Securitized Asset-Backed Receivables LLC, Ser 2005- FR4, Cl M1
0.716%, 01/25/36 (A)	1,645	1,628
Securitized Asset-Backed Receivables LLC, Ser 2007- NC1, Cl A2B
0.385%, 12/25/36 (A)	3,104	1,483
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.536%, 11/25/35 (A)	958	903
Soundview Home Equity Loan Trust, Ser 2005-OPT4, Cl 2A3
0.496%, 12/25/35 (A)	2,983	2,742
Specialty Underwriting & Residential Finance, Ser 2005- AB3, Cl A2B
0.485%, 09/25/36 (A)	463	461
Structured Asset Securities, Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/35 (C)	232	232
Structured Asset Securities, Ser 2007-BC2, Cl A3
0.366%, 03/25/37 (A)	1,189	934
Terwin Mortgage Trust, Ser 2006- 17HE, Cl A2A
0.316%, 01/25/38 (A) (B)	23	21

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trip Rail Master Funding LLC, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	$1,996	$2,293
Wells Fargo Home Equity Trust, Ser 2006-1, Cl A3
0.385%, 05/25/36 (A)	787	778

		105,946

Total Asset-Backed Securities (Cost $257,918) ($ Thousands)		223,388

CORPORATE OBLIGATIONS — 4.1%

Consumer Discretionary — 0.6%
News America
6.650%, 11/15/37	2,000	2,563
Time Warner
7.570%, 02/01/24	1,000	1,328

		3,891

Financials — 1.1%
American Express
6.800%, 09/01/66 (A)	2,500	2,663
American Tower ‡
5.050%, 09/01/20	750	820
Morgan Stanley
5.750%, 01/25/21	2,000	2,065
SLM MTN
8.450%, 06/15/18	2,000	2,310

		7,858

Industrials — 1.1%
AGCO
5.875%, 12/01/21	2,000	2,148
BNSF Funding Trust I
6.613%, 12/15/55 (A)	2,000	2,180
Legrand France
8.500%, 02/15/25	2,000	2,569

		6,897

Telecommunication Services — 1.1%
Comcast Cable Communications Holdings
9.455%, 11/15/22	2,000	2,987
SBA Tower Trust
4.254%, 04/15/15 (B)	4,000	4,216

		7,203

Utilities — 0.2%
Dominion Resources
7.500%, 06/30/66 (A)	1,000	1,081

Total Corporate Obligations (Cost $25,587) ($ Thousands)		26,930

COLLATERALIZED DEBT OBLIGATIONS — 1.9%

Other Asset-Backed Securities — 1.9%
1776 CLO, Ser 2006-1A, Cl B
0.889%, 05/08/20 (A) (B)	5,000	4,539
AMMC CDO, Ser 2004-3A, Cl A
0.821%, 07/25/16 (A) (B)	856	836
Centurion CDO VII, Ser 2004-7A, Cl A1A
0.817%, 01/30/16 (A) (B)	1,007	999

8

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Chatham Light CLO, Ser 2005- 2A, Cl A1
0.692%, 08/03/19 (A) (B)	$408	$397
Gale Force CLO, Ser 2007-3A, Cl A1
0.695%, 04/19/21 (A) (B)	2,600	2,503
Symphony CLO, Ser 2007-3A, Cl A1A
0.674%, 05/15/19 (A) (B)	2,500	2,430
Victoria Falls CLO, Ser 2005-1A, Cl A2
0.764%, 02/17/17 (A) (B)	866	846

Total Collateralized Debt Obligations (Cost $12,713) ($ Thousands)		12,550

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060% *	36,855,321	36,855

Total Cash Equivalent (Cost $36,855) ($ Thousands)		36,855

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills (D) (E)
0.085%, 10/11/12	350	350

Total U.S. Treasury Obligation (Cost $350) ($ Thousands)		350

Total Investments — 100.9% (Cost $697,730) ($ Thousands) †		$661,724

The open futures contracts held by the Portfolio at August 31, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(229)	Jan-2013	$(124)
U.S. 10-Year Treasury Note	(55)	Dec-2012	(52)
U.S. Long Treasury Bond	(51)	Dec-2012	(71)

			$(247)

For the quarter ended August 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open reverse repurchase agreements held by the Portfolio as of August 31, 2012, is as follows:

Principal Amount ($ Thousands)	Coupon Rate (bps)	Counterparty	Value ($ Thousands)
$2,582	9	JP Morgan	$2,582
2,342	9	JP Morgan	2,342
1,179	9	JP Morgan	1,179

			$6,103

Percentages are based on a Net Assets of $655,517 ($ Thousands)

*	Investment in affiliated security. The rate reported is the 7-day effective yield as of August 31, 2012.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2012. The coupon on a step bond changes on a specified date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

†	At August 31, 2012, the tax basis cost of the Fund’s investments was $697,730 ($ Thousands), and the unrealized appreciation and depreciation were $12,456 ($ Thousands) and $(48,462) ($ Thousands), respectively.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

9

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

August 31, 2012

The following is a summary of the inputs used as of August 31, 2012, in valuing the Portfolio’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$361,651	$—	$361,651
Asset-Backed Securities	—	227,214	—	227,214
Corporate Obligations	—	26,930	—	26,930
Collateralized Debt Obligations	—	8,724	—	8,724
U.S. Treasury Obligation	—	350	—	350
Cash Equivalent	36,855	—	—	36,855

Total Investments in Securities	$36,855	$624,869	$—	$661,724

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$6,103	$—	$—	$6,103
Futures Contracts *	(247)	—	—	(247)

Total Other Financial Instruments	$5,856	$—	$—	$5,856

*	Futures Contracts are valued at the unrealized depreciation on the instrument.

For the quarter ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the quarter ended August 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

Amounts designated as “—” are $0 or have been rounded to $0.

10

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 26, 2012

By:	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: October 26, 2012